FORM N-SAR
                               SEMI-ANNUAL REPORT
                       FOR REGISTERED INVESTMENT COMPANIES

Report for six month period ending:    /   /    (a)

             or fiscal year ending: 12 / 31/ 95 (b)


Is this a transition report?  (Y/N):                                      __N__
                                                                           Y/N


Is this an amendment to a previous filing?  (Y/N):                        __N__
                                                                           Y/N

                                      ___
Those items or sub-items with a box "|_/_|" after the item number should be completed only if the answer has changed from the previous filing on this form.
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1.  A. Registrant Name:  PaineWebber Life Variable Annuity Account

    B. File Number:  811 - 7536

    C. Telephone Number:  (201) 902-3301

2.  A. Street:  1200 Harbor Boulevard

    B. City:  Weehawken        C. State:  NJ       D. Zip Code:  07087 Zip Ext:

    E. Foreign Country                        Foreign Postal Code:



3. Is this the first filing on this form by Registrant?(Y/N)------------ __N__
                                                                          Y/N

4. Is this the last filing on this form by Registrant? (Y/N) ----------- __N__
                                                                          Y/N

5. Is Registrant a small business investment company (SBIC)? (Y/N)------ __N__
   [If answer is "Y" (Yes), complete only items 89 through 110.]          Y/N

6. Is Registrant a unit investment trust (UIT)? (Y/N)------------------- __Y__
   [If answer is "Y" (Yes), complete only items 111 through 132.]         Y/N

7. A. Is Registrant a series or multiple portfolio company? (Y/N)------- _____
   [If answer is "N" (No), go to item 8.]                                 Y/N

   B. How many separate series or portfolios did Registrant have at the end of the period?----------------------------------------- _____

For period ending:  12/31/95                      If filing more than one
                                                  Page 47, "X" box:     _____
File number:  811 - 7536


UNIT INVESTMENT TRUSTS
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111. A. |_/_|  Depositor Name:_______________________________________________

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     B. |_/_|  File Number (If any): ________________________________________

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     C. |_/_|  City:_______________ State:___ Zip Code:_______Zip Ext:_______

         ___
        |_/_|  Foreign Country:_______________ Foreign Postal Code:__________

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111. A. |_/_|  Depositor Name:_______________________________________________

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     B. |_/_|  File Number (If any):_________________________________________

         ___
     C. |_/_|  City:__________________State:__Zip Code:______Zip Ext:________

         ___
        |_/_|  Foreign Country:________________Foreign Postal Code:__________

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112. A. |_/_|  Sponsor Name:_________________________________________________

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     B. |_/_|  File Number (If any): _______________________________________

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     C. |_/_|  City:__________________ State:__ Zip Code:______Zip Ext:_____

         ___
        |_/_|  Foreign Country:______________Foreign Postal Code:___________

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112. A. |_/_|  Sponsor Name:________________________________________________

         ___
     B. |_/_|  File Number (If any):________________________________________

         ___
     C. |_/_|  City:__________________State:__Zip Code:_____Zip Ext:________

         ___
        |_/_|  Foreign Country:____________________Foreign Postal Code:_____

For period ending :  12/31/95                     If filing more than one
                                                  Page 48, "X" box:       _____
File number:  811 - 7536


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113. A. |_/_|  Trustee Name:___________________________________________________

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     B. |_/_|  City:____________________State:__Zip Code:______Zip Ext:________

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        |_/_|  Foreign Country:__________________Foreign Postal Code:__________

         ___
113. A. |_/_|  Sponsor Name:__________________________________________________

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     B. |_/_|  City:____________________State:__Zip Code:______Zip Ext:________

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        |_/_|  Foreign Country:___________________Foreign Postal Code:_________

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114. A. |_/_|  Principal Underwriter Name:_____________________________________

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     B. |_/_|  File Number: 8 - ____________________________

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     C. |_/_|  City:___________________State:___Zip Code:______Zip Ext:________

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        |_/_|  Foreign Country:__________________Foreign Postal Code:__________

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114. A. |_/_|  Principal Underwriter Name:_____________________________________

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     B. |_/_|  File Number: 8 - ____________________________

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     C. |_/_|  City:____________________State:__Zip Code:______Zip Ext:________

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        |_/_|  Foreign Country:__________________Foreign Postal Code:__________

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115. A. |_/_|  Independent Public Accountant Name:____________________________

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     B. |_/_|  City:____________________State:__Zip Code:______Zip Ext:________

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        |_/_|  Foreign Country:___________________ Foreign Postal Code:________

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115. A. |_/_|  Independent Public Accountant Name:____________________________

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     B. |_/_|  City:____________________State:__Zip Code:______Zip Ext:________

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        |_/_|  Foreign Country:__________________Foreign Postal Code:__________

For period ending:  12/31/95                      If filing more than one
                                                  Page 49, "X" box:       _____
File number:  811 - 7536


116. Family of investment companies information:

          ___
     A.  |_/_|  Is Registrant part of a family of investment
                companies? (Y/N)--------------------------------------- _______
                                                                           Y/N
          ___
     B.  |_/_|  Identify the family in 10 letters:___ ___ ___ ___ ___
                    ___ ___ ___ ___ ___
                 (NOTE: In filing this form, use this identification consistently for all investment companies in family. This designation is for purposes of this form only.)

          ___
117. A.  |_/_|  Is Registrant a separate account of an insurance
                company?  (Y/N)---------------------------------------- _______
                                                                           Y/N

     If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant?:

          ___
     B.  |_/_|  Variable annuity contracts?(Y/N)------------------------ _______
                                                                           Y/N
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     C.  |_/_|  Scheduled premium variable life contracts?(Y/N)--------- _______
                                                                           Y/N
          ___
     D.  |_/_|  Flexible premium variable life contracts?(Y/N)---------- _______
                                                                           Y/N
          ___
     E.  |_/_|  Other types of insurance products registered under
                the Securities Act of 1933? (Y/N)----------------------- _______
                                                                           Y/N
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118. |_/_| State the number of series existing at the end of the period that had securities registered under the Securities Act of 1933--------------------------------------------------------- _______

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119. |_/_| State the number of new series for which registration statements under the Securities Act of 1933 became effective during the period------------------------------------------------------- _______

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120. |_/_| State the total value of the portfolio securities on the date of deposit for the new series included in item 119 ($000's omitted)-----------------------------------------------------$_______

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121. |_/_| State the number of series for which a current prospectus was in existence at the end of the period------------------------ _______

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122. |_/_| State the number of existing series for which additional
           units were registered under the Securities Act of 1933 during the period-------------------------------------------- _______

For period ending:  12/31/95                      If filing more than one
                                                  Page 50, "X" box:       _____
File number:  811 - 7536

      ___
123. |_/_| State the total value of the additional units considered in answering item 122 ($000's omitted)-----------------------------------$ _______

      ___
124. |_/_| State the value of units of prior series that were placed in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date they were placed in the subsequent series) ($000's omitted)-------------------------$ _______

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125. |_/_| State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of all series of Registrant ($000's omitted)-------$ _______

126. Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a subsequent series.) ($000's omitted)-----------------------------------$ -0-____

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):


                              Number of      Total Assets   Total Income
                               Series         (000's        Distributions
                              Investing      omitted)       ($000's omitted)

A. U.S. Treasury direct issue--________      $_______       $____________

B. U.S. Government agency------________      $_______       $____________

C. State and municipal tax-free________      $_______       $____________

D. Public utility debt---------________      $_______       $____________

E. Brokers or dealers debt
   or debt of brokers'
   or dealers'parent-----------________      $_______       $____________

F. All other corporate intermed.
   & long-term debt------------________      $_______       $____________

G. All other corporate
   short-term debt-------------________      $_______       $____________

H. Equity securities of
   brokers or dealers or
   parents of brokers or
   dealers---------------------________      $_______       $____________

I. Investment company
   equity securities-----------________      $_______       $____________

J. All other equity
   securities------------------___2____      $121,414       $3,342_______

K. Other securities------------________      $_______       $____________

L. Total assets of all
   series of registrant--------___2____      $121,414       $3,342_______



For period ending:  12/31/95                           If filing more than one
                                                       Page 51, "X" box:  _____
File number:  811 - 7536

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128. |_/_| Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity other than the issuer?(Y/N)--------------------------------- _______
           [If answer is "N" (No), go to item 131.]                       Y/N

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129. |_/_| Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end of the current period? (Y/N)-------------------------------- _______
           [If answer is "N" (No), go to item 131.]                       Y/N

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130. |_/_| In computations of NAV or offering price per unit, is any
           part of the value attributed to instruments identified in
           item 129 derived from insurance or guarantees? -------------- _______
                                                                           Y/N

131. Total expenses incurred by all series of Registrant during the current reporting period ($000's omitted)---------------$ 2,336_

      ___
132. |_/_| List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:



     811 - _____    811 - _____    811 - _____    811 - _____    811 - _____

     811 - _____    811 - _____    811 - _____    811 - _____    811 - _____

     811 - _____    811 - _____    811 - _____    811 - _____    811 - _____

     811 - _____    811 - _____    811 - _____    811 - _____    811 - _____

This report is signed on behalf of the registrant (or depositor or trustee).


City of:                                State:                   Date:
        Weehawken                            New Jersey               02/21/96

Name of Registrant, Depositor, or Trustee:
     PaineWebber Life Variable Annuity Account

By (Name and Title):                    Witness(Name and Title):
  /s/ Richard J. Tucker                  /s/Allan P. Golotko
  Richard J. Tucker                      Allan P. Golotko
  Senior Vice President, Secretary       Vice President
  and Assistant Treasurer                PaineWebber Life Insurance Company
  PaineWebber Life Insurance Company